Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment

Property and Equipment – Property and equipment are summarized as follows:

	As of
	September 30, 2021	December 31, 2020
Office equipment and computers	$1,267,898	$1,341,292
Furniture and fixtures	1,005	19,997
Leasehold improvements	-	345,516
	1,268,903	1,706,805
Less accumulated depreciation and amortization	(600,240)	(577,367)
Net property and equipment	$668,663	$1,129,438

Property and equipment are summarized as follows:

	As of December 31,
	2020	2019
Office equipment and computers	$1,341,292	$476,233
Furniture and fixtures	19,997	193,914
Leasehold improvements	345,516	307,550
	1,706,805	977,697
Less accumulated depreciation and amortization	(577,367)	(316,420)
Net property and equipment	$1,129,438	$661,277

Summary of Platform Development Costs

Platform Development – Platform development costs are summarized as follows:

	As of
	September 30, 2021	December 31, 2020
Platform development	$19,497,520	$16,027,428
Less accumulated amortization	(11,485,813)	(8,671,820)
Net platform development	$8,011,707	$7,355,608

Platform development costs are summarized as follows:

	As of December 31,
	2020	2019
Platform development	$16,027,428	$10,678,692
Less accumulated amortization	(8,671,820)	(4,785,973)
Net platform development	$7,355,608	$5,892,719

Summary of Platform Development Cost Activity

A summary of platform development activity for the nine months ended September 30, 2021 and year ended December 31, 2020 is as follows:

	As of
	September 30, 2021	December 31, 2020
Platform development beginning of period	$16,027,428	$10,678,692
Payroll-based costs capitalized during the period	3,016,924	3,750,541
Total capitalized costs	19,044,352	14,429,233
Stock-based compensation	1,347,624	1,608,995
Dispositions	(894,456)	(10,800)
Platform development end of period	$19,497,520	$16,027,428

A summary of platform development activity for the years ended December 31, 2020 and 2019 is as follows:

	As of December 31,
	2020	2019
Platform development beginning of year	$10,678,692	$6,833,900
Payroll-based costs capitalized during the year	3,750,541	2,537,402
Total capitalized costs	14,429,233	9,371,302
Stock-based compensation	1,608,995	1,307,390
Dispositions during the year	(10,800)	-
Platform development end of year	$16,027,428	$10,678,692

Schedule of Intangible Assets Subjects to Amortization

Intangible Assets – Intangible assets subject to amortization consisted of the following:

	As of September 30, 2021			As of December 31, 2020
	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	$19,070,857	$(11,576,450)	$7,494,407	$19,070,857	$(8,283,740)	$10,787,117
Noncompete agreement	480,000	(480,000)	-	480,000	(480,000)	-
Trade name	3,328,000	(712,292)	2,615,708	3,328,000	(503,342)	2,824,658
Subscriber relationships	73,458,799	(28,992,944)	44,465,855	73,458,799	(18,105,041)	55,353,758
Advertiser relationships	2,240,000	(510,922)	1,729,078	2,240,000	(332,515)	1,907,485
Database	2,396,887	(904,030)	1,492,857	1,140,000	(531,183)	608,817
Subtotal amortizable intangible assets	100,974,543	(43,176,638)	57,797,905	99,717,656	(28,235,821)	71,481,835
Website domain name	20,000	-	20,000	20,000	-	20,000
Total intangible assets	$100,994,543	$(43,176,638)	$57,817,905	$99,737,656	$(28,235,821)	$71,501,835

Intangible assets subject to amortization consisted of the following:

	Weighted Average	As of December 31, 2020			As of December 31, 2019
	Useful Life (in years)	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	4.70	$19,070,857	$(8,283,740)	$10,787,117	$19,138,104	$(4,090,359)	$15,047,745
Noncompete agreement	2.00	480,000	(480,000)	-	480,000	(252,000)	228,000
Trade name	16.63	3,328,000	(503,342)	2,824,658	3,328,000	(224,745)	3,103,255
Subscriber relationships	5.10	73,458,799	(18,105,041)	55,353,758	73,458,799	(3,587,837)	69,870,962
Advertiser relationships	9.42	2,240,000	(332,515)	1,907,485	2,240,000	(94,635)	2,145,365
Database	3.00	1,140,000	(531,183)	608,817	1,140,000	(151,183)	988,817
Subtotal amortizable intangible assets		99,717,656	(28,235,821)	71,481,835	99,784,903	(8,400,759)	91,384,144
Website domain name	-	20,000	-	20,000	20,000	-	20,000
Total intangible assets		$99,737,656	$(28,235,821)	$71,501,835	$99,804,903	$(8,400,759)	$91,404,144

Schedule of Other Long-term Liabilities

Other Long-term Liabilities – Other long-term liabilities consisted of the following:

	As of
	September 30, 2021	December 31, 2020
Lease termination payments	$7,269,469	$541,381
Deferred cash payments	666,677	-
Other	136,296	211,984
	$8,072,442	$753,365